Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group

	December 31, 2021	December 31, 2020
	RMB	RMB
Accounts receivable	7,395	8,651
Prepayments and other current assets	24,925	35,063
Financial assets at fair value through other comprehensive income	1,850	—
Intangible and other non-current assets	15,696	15,251
Accounts payable and accrued liabilities	49,526	67,262
Contract liabilities	613	2,692
Lease liabilities	101,453	99,725

Key Management Compensation
(b) Key management compensation

	Year End December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	15,143	16,598	13,042
Contribution to retirement benefit scheme	1,568	1,338	1,796

	16,711	17,936	14,838